June 2, 2008

Securities and Exchange Commission

Washington, D.C. 20549

Attention: Cicely LaMothe, Branch Chief

Re:	Silver Legacy Capital Corp.

Form 10-K for the year ended December 31, 2007

Filed on March 31, 2008

File No. 333-87202-01

Ladies and Gentlemen:

In accordance with the Staff’s request in its comment letter dated May 15, 2008, Circus and Eldorado Joint Venture and Silver Legacy Capital Corp. (collectively, the “Company”) acknowledge that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in its filings;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

CIRCUS AND ELDORADO JOINT VENTURE

AND SILVER LEGACY CAPITAL CORP.

By:	/s/Gary L. Carano
Gary L. Carano, Chief Executive Officer of Circus and Eldorado Joint Venture and Silver Legacy Capital Corp.